Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) number in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 23,889,261	$ 27,619,214
Nominal contract amount of hedging instruments	192,457	208,905
Fair value of trading assets	$ 374,606	$ 283,071
Fair value of hedging assets	2,223	1,663
Gross total fair values of derivative assets	376,829	284,734
Fair value of derivative assets	307,726	242,995
Fair value of trading liabilities	368,035	278,465
Fair value of hedging liabilities	4,069	2,771
Gross total fair values of derivative liabilities	372,104	281,236
Fair value of derivative liabilities	303,001	239,497
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(69,103)	(41,739)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(69,103)	(41,739)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 7,606,446	$ 8,207,629
Nominal contract amount of hedging instruments	35,021	31,899
Fair value of trading assets	$ 106,696	$ 84,083
Fair value of hedging assets	309	455
Gross total fair values of derivative assets	107,005	84,538
Fair value of trading liabilities	108,903	84,498
Fair value of hedging liabilities	1,182	740
Gross total fair values of derivative liabilities	110,085	85,238
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 15,240,867	$ 17,895,349
Nominal contract amount of hedging instruments	157,435	177,006
Fair value of trading assets	$ 249,204	$ 183,668
Fair value of hedging assets	1,914	1,208
Gross total fair values of derivative assets	251,118	184,876
Fair value of trading liabilities	236,594	175,095
Fair value of hedging liabilities	2,887	2,031
Gross total fair values of derivative liabilities	239,481	177,126
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 652,288	$ 1,077,347
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 14,043	$ 9,053
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	14,043	9,053
Fair value of trading liabilities	15,766	11,237
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	15,766	11,237
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 269,401	$ 345,644
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 2,590	$ 4,744
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	2,590	4,744
Fair value of trading liabilities	3,682	5,597
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	3,682	5,597
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 120,259	$ 93,245
Nominal contract amount of hedging instruments	0	0
Fair value of trading assets	$ 2,073	$ 1,523
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	2,073	1,523
Fair value of trading liabilities	3,090	2,038
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 3,090	$ 2,038